UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04316

MIDAS SERIES TRUST
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Midas Series Trust
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0900

Date of fiscal year end: 12/31

Date of reporting period: 3/31/14

Item 1.  Schedule of Investments

MIDAS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
March 31, 2014
(Unaudited)

Common Stocks (114.78%)
Shares		Cost	Value
	Major Precious Metals Producers (41.52%)
30,000	AngloGold Ashanti Ltd. ADR (a)	$1,365,206	$512,400
40,000	Barrick Gold Corp. (a)	1,354,592	713,200
50,000	Freeport-McMoRan Copper & Gold Inc.	1,617,565	1,653,500
55,000	Goldcorp Inc. (a)	2,725,806	1,346,400
62,000	Gold Fields Limited	383,699	228,780
319,369	Kinross Gold Corp. (a)	6,409,617	1,322,188
50,000	Newmont Mining Corp. (a)	2,970,435	1,172,000
27,500	Rio Tinto PLC ADR (a)	1,424,679	1,535,325
50,000	Yamana Gold Inc.	433,965	439,000
		18,685,564	8,922,793

	Intermediate Precious Metals Producers (30.43%)
13,000	Agnico Eagle Mines Limited	380,075	393,250
275,400	Centerra Gold Inc.	2,833,774	1,284,992
45,000	Compania de Minas Buenaventura S.A.A.	510,387	565,650
125,000	Eldorado Gold Corp. Ltd. (a)	2,212,200	697,500
8,700	Franco-Nevada Corporation (a)	379,809	398,982
175,000	Osisko Mining Corp. (b)	1,363,659	1,090,827
15,000	Randgold Resources Ltd. ADR (a)	1,201,989	1,125,000
1,145,001	Resolute Mining Ltd. (a) (b)	1,438,257	631,442
15,500	Silver Wheaton Corp.	380,170	351,850
		10,700,320	6,539,493

	Junior Precious Metals Producers (15.12%)
100,000	Alamos Gold Inc. (a)	1,253,250	905,096
444,000	B2Gold Corp. (b)	895,814	1,194,360
85,000	Detour Gold Corp. (a) (b)	1,266,311	736,988
134,366	Hecla Mining Company	519,996	412,504
		3,935,371	3,248,948

	Exploration and Project Development Companies (13.31%)
128,179	Ivanhoe Mines Ltd. Class B (b) (c)	0	158,866
60,316	Ivanhoe Mines Ltd. Class A (b) (c)	0	74,756
500,000	Northern Dynasty Minerals Ltd. (a) (b)	6,315,718	490,000
1,500,000	Platinum Group Metals Ltd. (a) (b)	3,159,430	1,500,000
1,000,000	Romarco Minerals Inc. (a) (b)	1,998,208	635,900
		11,473,356	2,859,522

	Other Natural Resources Companies (14.40%)
19,000	BHP Billiton Limited	1,377,120	1,287,630
20,000	Canadian Natural Resources Limited	627,610	767,400
25,000	Cliff Natural Resources Inc.	737,938	511,500
25,000	Cloud Peak Energy Inc. (b)	401,470	528,500
		3,144,138	3,095,030

Total common stocks		47,938,749	24,665,786

Warrants (0.0%)
Units
7,150	Kinross Gold Corp., expiring 9/17/14 (b) (d)	-	97

MONEY MARKET FUND (0.03%)
6,517	SSgA Money Market Fund, 7 day annualized yield 0.00%	6,517	6,517

Securities held as Collateral on Loaned Securities (0%)
693	State Street Navigator Securities Lending Prime Portfolio	693	693

Total investments (114.81%)		$47,945,959	24,673,093

Liabilities in excess of other assets (-14.81%)			(3,182,298)

Net assets (100.00%)			$21,490,795

(a) All or a portion of these securities, have been segregated as collateral pursuant to the bank credit facility. As of March 31, 2014, the value of securities pledged as collateral was $13,906,074.
(b) Non-income producing.
(c) Illiquid and/or restricted security that has been fair valued.
(d) All or a portion of this security was on loan under an agreement with the Fund's custodian.

ADR means "American Depositary Receipt."

MIDAS MAGIC
SCHEDULE OF PORTFOLIO INVESTMENTS
March 31, 2014
(Unaudited)

Common Stocks (120.97%)
Shares		Cost	Value
	Arrangement of Transportation of Freight & Cargo (1.25%)
3,750	C.H. Robinson Worldwide, Inc.	$228,070	$196,463

	Cigarettes (2.07%)
6,000	Lorillard, Inc. (a)	306,413	324,480

	Computer & Office Equipment (3.07%)
2,500	International Business Machines Corp. (a)	511,591	481,225

	Computer Communications Equipment (2.86%)
20,000	Cisco Systems, Inc. (a)	432,042	448,200

	Crude Petroleum & Natural Gas (3.22%)
3,000	Apache Corporation	271,366	248,850
10,000	Chesapeake Energy Corp.	176,175	256,200
		447,541	505,050

	Electronic & Other Electrical Equipment (5.94%)
36,000	General Electric Company (a)	435,510	932,040

	Fire, Marine & Casualty Insurance (19.92%)
25,000	Berkshire Hathaway, Inc. Class B (a) (b)	853,901	3,124,250

	Information Retrieval Services (12.79%)
1,800	Google Inc. (a) (b)	685,024	2,006,118

	Investment Advice (2.07%)
6,000	Franklin Resources, Inc. (a)	229,562	325,080

	In Vitro & In Vivo Diagnostic Substances (2.62%)
12,000	Myriad Genetics, Inc. (a) (b)	304,776	410,280

	Leather & Leather Products (1.90%)
6,000	Coach, Inc.	304,542	297,960

	National Commercial Banks (9.41%)
19,400	JPMorgan Chase & Co. (a)	691,858	1,177,774
6,000	Wells Fargo & Company	206,324	298,440
		898,182	1,476,214

	Petroleum Refining (3.14%)
2,000	Chevron Corp.	223,439	237,820
2,600	Exxon Mobil Corp.	228,219	253,968
		451,658	491,788

	Pharmaceutical Preparations (8.54%)
4,000	AstraZeneca PLC	192,390	259,520
11,000	Johnson & Johnson (a)	669,169	1,080,530
		861,559	1,340,050
	Retail - Drug Stores and Proprietary Stores (1.92%)
4,000	Express Scripts Holding Company (b)	246,700	300,360

	Services - Business Services (25.34%)
3,000	Accenture plc	184,642	239,160
50,000	MasterCard Incorporated (a)	468,588	3,735,000
		653,230	3,974,160
	Services - Computer Integrated Systems Designs (2.01%)
5,600	Cerner Corp. (b)	205,625	315,000

	Services - Computer Processing & Data Preparation (1.48%)
3,000	Automatic Data Processing, Inc.	170,990	231,780

	Soap, Detergents, Cleaning Preparations, Perfume, Cosmetics (2.06%)
3,000	Ecolab Inc.	194,123	323,970

	Surgical & Medical Instruments & Apparatus (2.24%)
3,000	Becton, Dickinson and Company	210,947	351,240

	Variety Stores (7.12%)
10,000	Costco Wholesale Corp. (a)	692,696	1,116,800

Total common stocks		9,324,682	18,972,508

MONEY MARKET FUND (0.03%)
5,119	SSgA Money Market Fund, 7 day annualized yield 0.00%	5,119	5,119

Total investments (121.00%)		$9,329,801	18,977,627

Liabilities in excess of other assets (-21.00%)			(3,293,792)

Net assets (100.00%)			$15,683,835

(a) All or a portion of these securities have been segregated as collateral pursuant to the bank credit facility. As of March 31, 2014, the value of securities pledged as collateral was $11,800,377.
(b) Non-income producing.

MIDAS PERPETUAL PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
March 31, 2014
(Unaudited)

Shares		Cost	Value
Gold (24.14%)
14,550	SPDR Gold Trust (a) (b)	$1,481,551	$1,798,525

Silver (11.93%)
24,643	iShares Silver Trust (a) (b)	302,396	469,203
18,500	Silver Wheaton Corp. (b)	669,176	419,950
		971,572	889,153

Swiss Franc Assets (21.24%) (c)
907,000	Switzerland Government 2.50% Notes, due 3/12/16	927,248	1,079,455
400,000	Switzerland Government 3% Notes, due 1/08/18	480,122	503,133
		1,407,370	1,582,588

Hard Asset Securities (25.12%)
Agricultural Chemicals (2.72%)
2,678	Syngenta AG (b)	170,440	202,939

Crude Petroleum & Natural Gas (4.99%)
750	CNOOC Limited	145,128	113,857
2,717	Contango Oil & Gas Company (a)	157,155	129,710
1,182	PetroChina Company Limited	141,065	128,247
		443,348	371,814

Metal Mining (8.71%)
11,000	Anglo American PLC ADR	205,453	140,140
1,800	BHP Billiton Limited	147,390	121,986
10,000	First Quantum Minerals Ltd.	215,450	185,096
2,249	Rio Tinto Ltd.	159,432	125,562
5,500	Vale S.A.	147,761	76,065
		875,486	648,849

Mining & Quarrying of Nonmetallic Minerals (1.15%)
2,694	Sociedad Quimica Y Minera De Chile S.A.	154,921	85,508

Miscellaneous Metal Ores (1.19%)
3,898	Cameco Corp.	155,237	89,264

Real Estate Investment Trusts (3.97%)
2,250	AvalonBay Communities, Inc. (b)	301,652	295,470

Steel Works, Blast Furnaces & Rolling Mills (2.39%)
3,519	Nucor Corp.	160,522	177,850

Total hard asset securities		2,261,606	1,871,694

Large Capitalization Growth Stocks (25.82%)
Computer & Office Equipment (3.10%)
1,200	International Business Machines Corporation (b)	227,554	230,988

Hospital and Medical Service Plans (3.85%)
3,500	UnitedHealth Group Inc. (b)	157,271	286,965

Life Insurance (1.81%)
3,180	China Life Insurance Company Ltd. ADR	191,727	134,641

Pharmaceutical Preparations (3.42%)
3,000	Novartis AG (b)	167,147	255,060

Retail-Variety Stores (3.39%)
3,300	Wal-Mart Stores, Inc. (b)	226,239	252,219

Services-Prepackaged Software (3.85%)
6,994	Microsoft Corp. (b)	181,291	286,684

State Commercial Banks (3.99%)
10,639	Banco Bradesco S.A.	196,950	145,435
10,230	Itau Unibanco Holding S.A.	160,941	152,018
		357,891	297,453

Telephone Communications (2.41%)
3,935	China Mobile Ltd. ADR (b)	199,078	179,397

Total large capitalization growth stocks		1,708,198	1,923,407

MONEY MARKET FUND (0.04%)
3,108	SSgA Money Market Fund, 7 day annualized yield 0.00%	3,108	3,108

Total investments (108.29%)		$7,833,405	8,068,475

Liabilities in excess of other assets (-8.29%)			(617,494)

Net assets (100.00%)			$7,450,981

(a) Non-income producing.
(b) All or a portion of these securities have been segregated as collateral pursuant to the bank credit facility.
As of March 31, 2014, the value of securities pledged as collateral was $4,114,974.
(c) Principal amount denominated in Swiss francs.

ADR means "American Depositary Receipt."

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade.  Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price.  Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded.  If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. Gold and silver bullion is valued at 4:00 p.m. ET, at the mean between the last bid and asked quotations of the Bloomberg Composite (NY) Spot Price for that metal. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Other debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or prices quoted by a securities dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by a Fund could change on a day when shareholders cannot buy or sell shares of the Fund. Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith by Midas Management Corporation, the Funds’ Investment Manager, under the direction of or pursuant to procedures established or approved by the Trust’s Board of Trustees, called fair value pricing.  Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed.  These differences in valuation could be material.  A security’s valuation may differ depending on the method used for determining value.  The use of fair value pricing by a Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

•	Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.
•
Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default  rates, and similar data.

•	Level 3 - unobservable inputs for the asset or liability including the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) - Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Preferred stock and other equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Bonds - The fair value of bonds is estimated using various techniques which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most bonds may be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

Restricted and/or illiquid securities - Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued with fair value pricing as determined in good faith by the Investment Manager under the direction of or pursuant to procedures approved by the Trust’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both or similar inputs. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2014 in valuing each Fund’s assets. Refer to the each Fund’s Schedule of Portfolio Investments for detailed information on specific investments.

MIDAS FUND	Level 1	Level 2	Level 3	Total

Assets
Investments, at value
Common stocks	$24,432,164	$233,622	$-	$24,665,786
Warrants	97	-	-	97
Money market fund	6,517	-	-	6,517
Securities held as collateral on loaned securities	693	-	-	693

Total investments, at value	$24,439,471	$233,622	$-	$24,673,093

MIDAS MAGIC	Level 1	Level 2	Level 3	Total

Assets
Investments, at value
Common stocks	$18,972,508	$-	$-	$18,972,508
Money market fund	5,119	-	-	5,119

Total investments, at value	$18,977,627	$-	$-	$18,977,627

MIDAS PERPETUAL PORTFOLIO	Level 1	Level 2	Level 3	Total

Assets
Investments, at value
Gold	$1,798,525	$-	$-	$1,798,525
Silver	889,153	-	-	889,153
Swiss franc assets	-	1,582,588	-	1,582,588
Hard asset securities	1,871,694	-	-	1,871,694
Large capitalization growth stocks	1,923,407	-	-	1,923,407
Money market fund	3,108	-	-	3,108

Total investments, at value	$6,485,887	$1,582,588	$-	$8,068,475

There were no securities that transferred from level 1 on December 31, 2013 to level 2 on March 31, 2014 for any of the Funds.  Transfers from level 1 to level 2, or from level 2 to level 1 are valued utilizing values at the beginning of the period.

Cost for Federal Income Tax Purposes
The aggregate cost of investments for tax purposes will depend upon each Fund’s investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. As of March 31, 2014, for federal income tax purposes subject to changes, the aggregate cost, gross unrealized appreciation and depreciation, and net unrealized appreciation (depreciation) of investments are summarized as follows:

	Federal Income	Gross Unrealized		Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation (Depreciation)

Midas Fund	$47,945,959	$1,038,312	$(24,311,178)	$(23,272,866)

Midas Magic	$9,329,801	$9,738,897	$(91,071)	$9,647,826

Midas Perpetual Portfolio	$7,833,405	$1,061,240	$(826,170)	$235,070

Illiquid and Restricted Securities
Midas Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued at fair value. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned as of March 31, 2014, were as follows:

	Acquisition
	Date	Cost	Value

Ivanhoe Mines Ltd. Class B	4/30/97	$0	$158,866
Ivanhoe Mines Ltd. Class A	4/30/97	0	74,756

		$0	$233,622

Percent of net assets		0.0%	0.74%

Foreign Securities Risk
Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political and economic developments which could adversely affect the value of such securities.  Moreover, securities in foreign issuers and markets may be less liquid and their prices more volatile than those of U.S. issuers and markets.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Midas Series Trust

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 30, 2014

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 30, 2014

Exhibit Index

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)